Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	Year ended December 31,
(in thousands, except per share data)	2025	2024	2023
Basic and diluted:
Net income (loss) attributable to Greenbacker Renewable Energy Company LLC	$(194,645)	$(242,300)	$(79,471)
Weighted average common shares outstanding used in computing net loss per share—basic	199,383	199,313	199,293
Weighted average common shares outstanding used in computing net loss per share—diluted	199,383	199,313	199,293
Net income (loss) per share—basic	$(0.98)	$(1.22)	$(0.40)
Net income (loss) per share—diluted	$(0.98)	$(1.22)	$(0.40)
The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
(in thousands, except per share data)	2026	2025	2026	2025
Basic and diluted:
Net income (loss) attributable to Greenbacker Renewable Energy Company LLC	$11,320	$(33,668)	$(16,006)	$(49,254)

Weighted average common shares outstanding used in computing net loss per share—basic	199,271	199,192	199,328	199,262
Adjustments:
Share-based compensation awards	1,729	—	—	—
Weighted average common shares outstanding used in computing net loss per share—diluted	201,000	199,192	199,328	199,262

Net income (loss) per share—basic	$0.06	$(0.17)	$(0.08)	$(0.25)
Net income (loss) per share—diluted	$0.06	$(0.17)	$(0.08)	$(0.25)